Muhlenkamp Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 82.0%	Shares	Value
Broadline Retail - 2.1%
JD.com, Inc. - ADR	121,950	$5,014,584

Capital Markets - 4.3%
BGC Group, Inc. - Class A	1,087,526	9,972,613

Chemicals - 2.2%
Dow, Inc.	145,773	5,090,393

Diversified Financial Services - 5.7%
Berkshire Hathaway, Inc. - Class B (a)	25,199	13,420,484

Energy Equipment & Services - 4.5%
Schlumberger Ltd.	202,576	8,467,677
Transocean Inc. (a)	660,200	2,092,834
		10,560,511

Health Care Providers & Services - 11.4%
McKesson Corp.	27,208	18,310,712
UnitedHealth Group, Inc.	16,323	8,549,171
		26,859,883

Household Durables - 2.3%
Taylor Morrison Home Corp. (a)	90,265	5,419,511

Interactive Media & Services - 2.5%
Tencent Holdings Ltd. - ADR	91,350	5,831,784

Machinery - 2.9%
Wabtec Corp.	37,430	6,787,931

Metals & Mining - 12.7%
Agnico Eagle Mines Ltd.	91,495	9,918,973
Newmont Corp.	201,900	9,747,732
Royal Gold, Inc.	61,614	10,074,505
		29,741,210

Oil, Gas & Consumable Fuels - 6.6%
EQT Corp.	287,945	15,384,901

Semiconductors & Semiconductor Equipment - 1.5%
Microchip Technology, Inc.	72,059	3,488,376

Software - 3.2%
Microsoft Corp.	20,097	7,544,213

Technology Hardware & Equipment - 3.2%
MasTec, Inc. (a)	64,852	7,568,877

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	35,700	7,930,041

Thrifts & Mortgage Finance - 4.6%
NMI Holdings, Inc. - Class A (a)	301,687	10,875,816

Trading Companies & Distributors - 8.9%
Rush Enterprises, Inc. - Class A	280,456	14,979,155
United Rentals, Inc.	9,500	5,953,650
		20,932,805
TOTAL COMMON STOCKS (Cost $96,215,351)		192,423,933

EXCHANGE TRADED FUNDS - 3.9%	Shares	Value
Alerian MLP ETF	174,245	9,050,285
TOTAL EXCHANGE TRADED FUNDS (Cost $4,782,905)		9,050,285

SHORT-TERM INVESTMENTS - 14.2%
Money Market Funds - 14.2%
First American Government Obligations Fund - Class X, 4.27% (b)	33,422,875	33,422,875
TOTAL SHORT-TERM INVESTMENTS (Cost $33,422,875)		33,422,875

TOTAL INVESTMENTS - 100.1% (Cost $134,421,131)		234,897,093
Liabilities in Excess of Other Assets - (0.1)%		(164,517)
TOTAL NET ASSETS - 100.0%		$234,732,576
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). (“GICS®”) is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Muhlenkamp has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$192,423,933	$–	$–	$192,423,933
Exchange Traded Funds	9,050,285	–	–	9,050,285
Money Market Funds	33,422,875	–	–	33,422,875
Total Investments	$234,897,093	$–	$–	$234,897,093

Refer to the Schedule of Investments for further disaggregation of investment categories.